Line of Credit - Bank (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Line of Credit - Bank (Textual)
Balance of the line of credit	$ 44,031	$ 44,556	$ 45,915
Line of credit available	5,969	5,444
Revolving line of credit [Member]
Line of Credit - Bank (Textual)
Revolving line of credit	$ 50,000	$ 50,000
Line bears interest, description	The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%.	The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%
Debt interest rate	7.50%	9.25%	9.25%